Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund
Royce Special Equity Multi-Cap Fund

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2014
Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2014

Royce Special Equity Multi-Cap Fund

The shareholders of Royce Special Equity Multi-Cap Fund recently considered and approved proposals that: (i) changed the classification of the Fund from a “diversified” fund to a “non-diversified” fund within the meaning of the Investment Company Act of 1940 and (ii) removed those fundamental investment restrictions of the Fund which had the effect of requiring it to operate as a “diversified” fund.

The paragraphs appearing under the heading “Royce Special Equity Multi-Cap Fund—Principal Investment Strategy” are hereby deleted in their entirety and replaced with the information below.

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund is a “non-diversified” fund within the meaning of the Investment Company Act of 1940, which means it may invest a larger percentage of its assets in a single issuer or in a smaller number of issuers than a “diversified” fund. As of June 30, 2014, the Fund held less than 30 portfolio securities.

Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any stock market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of mid- and larger-cap companies with stock market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

The second paragraph appearing under the heading “Royce Special Equity Multi-Cap Fund—Primary Risks for Fund Investors” is hereby deleted in its entirety and replaced with the information below.

The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, the Fund is a “non-diversified” fund and held less than 30 portfolio securities as of June 30, 2014. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.